CASH GENERATED FROM OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash generated from operations [abstract]
Profit/(loss) for the year	R 1,439.9	R 635.0	R 78.5
Adjusted for
Income tax	523.7	343.9	26.6
Depreciation	252.5	270.8	169.1
Movement in gold in process and finished inventories - Gold Bullion	25.6	(3.1)	(32.6)
Environmental rehabilitation payments	5.8	8.1	10.9
Change in estimate of environmental rehabilitation	(12.4)	(21.9)	(60.0)
Share-based payment (benefit)/expense	(28.3)	224.1	21.4
Gain on disposal of property, plant and equipment	(0.1)	(0.7)	(5.8)
Finance income	(216.2)	(109.8)	(58.3)
Finance expense	69.5	68.8	78.4
Other non-cash items	(2.5)	2.6	1.8
Operating cash flows before working capital changes	2,045.9	1,401.6	208.2
Working capital changes [abstract]
Working capital changes	(194.9)	(92.0)	73.8
Trade and other receivables	6.9	(79.0)	22.5
Consumable stores and stockpiles	(44.7)	(26.4)	(24.8)
Payments made under protest	(8.1)	(10.6)	(11.7)
Trade and other payables and employee benefits	(149.0)	24.0	87.8
Cash generated from operations	1,851.0	1,309.6	282.0
Settlement of cash-settled long-term incentives	R 183.3	R 41.5	R 15.5